PROVISIONS (CURRENT AND NON-CURRENT)	12 Months Ended
Jun. 30, 2022
PROVISIONS (CURRENT AND NON-CURRENT)

19. PROVISIONS (CURRENT AND NON-CURRENT)

	2022 $	2021 $
Current provisions
Annual leave	312,665	171,398
Long service leave	206,805	201,782
Make good (1)	91,590	91,590
Total current provisions	611,060	464,770
Non-current provisions
Long service leave	22,499	8,860
Total non-current provisions	22,499	8,860
Total provisions	633,559	473,630

(1)	Make good provision in respect of Melbourne office and laboratory lease

	2022 $	2021 $
Reconciliation of annual leave provision
Balance at the beginning of the financial year	171,398	152,239
Add: obligation accrued during the year	366,816	62,461
Less: utilised during the year	(225,549)	(43,302)
Balance at the end of the financial year	312,665	171,398
Reconciliation of long service leave provision
Balance at the beginning of the financial year	210,642	191,031
Add: obligation accrued during the year	18,662	19,611
Less: utilised during the year	-	-
Balance at the end of the financial year	229,304	210,642

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)